Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation
Stock-Based Compensation

Note R.

Stock-Based Compensation

The following table presents total stock-based compensation cost included in income from continuing operations:

($ in millions)

For the year ended December 31:	2014	2013	2012
Cost	$121	$122	$132
Selling, general and administrative	350	435	498
Research, development and engineering	54	57	59
Other (income) and expense*	(13)	—	(1)
Pre-tax stock-based compensation cost	512	614	688
Income tax benefits	(174)	(213)	(240)
Net stock-based compensation cost	$338	$402	$448

* Reflects the one-time effects related to the divestitures of the customer care and industry standard server businesses in 2014.

The amount of stock-based compensation cost included in discontinued operations, net of tax, was immaterial in all periods.

Total unrecognized compensation cost related to non-vested awards at December 31, 2014 and 2013 was $874 million and $995 million, respectively. The amount at December 31, 2014 is expected to be recognized over a weighted-average period of approximately 2.5 years.

There was no significant capitalized stock-based compensation cost at December 31, 2014, 2013 and 2012.

Incentive Awards

Stock-based incentive awards are provided to employees under the terms of the company’s long-term performance plans (the “Plans”). The Plans are administered by the Executive Compensation and Management Resources Committee of the Board of Directors (the “Committee”). Awards available under the Plans principally include restricted stock units, performance share units, stock options or any combination thereof.

The amount of shares originally authorized to be issued under the company’s existing Plans was 274 million at December 31, 2014. In addition, certain incentive awards granted under previous plans, if and when those awards were canceled, could be reissued under the company’s existing Plans. As such, 66.2 million additional awards were considered authorized to be issued under the company’s existing Plans as of December 31, 2014. There were 115.5 million unused shares available to be granted under the Plans as of December 31, 2014.

Under the company’s long-standing practices and policies, all awards are approved prior to or on the date of grant. The awards approval process specifies the individual receiving the grant, the number of options or the value of the award, the exercise price or formula for determining the exercise price and the date of grant. All awards for senior management are approved by the Committee. All awards for employees other than senior management are approved by senior management pursuant to a series of delegations that were approved by the Committee, and the grants made pursuant to these delegations are reviewed periodically with the Committee. Awards that are given as part of annual total compensation for senior management and other employees are made on specific cycle dates scheduled in advance. With respect to awards given in connection with promotions or new hires, the company’s policy requires approval of such awards prior to the grant date, which is typically the date of the promotion or the date of hire.

Stock Awards

Stock awards are made in the form of Restricted Stock Units (RSUs), including Retention Restricted Stock Units (RRSUs), or Performance Share Units (PSUs).

The tables below summarize RSU and PSU activity under the Plans during the years ended December 31, 2014, 2013 and 2012.

RSUs

	2014		2013		2012
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$166	8,635,317	$148	9,841,461	$129	12,218,601
RSUs granted	172	2,525,947	189	2,541,081	184	2,635,772
RSUs released	157	(2,401,761)	131	(2,952,363)	117	(4,338,787)
RSUs canceled/forfeited	167	(1,025,226)	154	(794,862)	139	(674,125)
Balance at December 31	$171	7,734,277	$166	8,635,317	$148	9,841,461

PSUs

	2014		2013		2012
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$178	2,824,294	$151	3,172,201	$122	3,686,991
PSUs granted at target	180	1,430,098	195	869,875	185	1,004,003
Additional shares earned
above target*	157	29,960	118	152,069	102	550,399
PSUs released	157	(1,027,181)	118	(1,321,784)	102	(1,998,746)
PSUs canceled/forfeited	187	(116,464)	170	(48,067)	131	(70,446)
Balance at December 31**	$185	3,140,707	$178	2,824,294	$151	3,172,201

*    Represents additional shares issued to employees after vesting of PSUs because final performance metrics exceeded specified targets.

**   Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests, typically over a one- to five-year period. For RSUs, dividend equivalents are not paid. The fair value of such RSUs is determined and fixed on the grant date based on the company’s stock price adjusted for the exclusion of dividend equivalents.

The remaining weighted-average contractual term of RSUs at December 31, 2014, 2013 and 2012 is the same as the period over which the remaining cost of the awards will be recognized, which is approximately three years. The fair value of RSUs granted during the years ended December 31, 2014, 2013 and 2012 was $434 million, $481 million and $486 million, respectively. The total fair value of RSUs vested and released during the years ended December 31, 2014, 2013 and 2012 was $378 million, $386 million and $509 million, respectively. As of December 31, 2014, 2013 and 2012, there was $754 million, $871 million and $938 million, respectively, of unrecognized compensation cost related to non-vested RSUs. The company received no cash from employees as a result of employee vesting and release of RSUs for the years ended December 31, 2014, 2013 and 2012. In the second quarter of 2011, the company granted equity awards valued at approximately $1 thousand each to about 400,000 non-executive employees. These awards were made under the Plans and vest in December 2015.

PSUs are stock awards where the number of shares ultimately received by the employee depends on the company’s performance against specified targets and typically vest over a three-year period. For PSUs, dividend equivalents are not paid. The fair value of each PSU is determined on the grant date, based on the company’s stock price, adjusted for the exclusion of dividend equivalents, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted upward or downward based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets. The fair value of PSUs granted at target during the years ended December 31, 2014, 2013 and 2012 was $257 million, $170 million and $186 million, respectively. Total fair value of PSUs vested and released during the years ended December 31, 2014, 2013 and 2012 was $161 million, $156 million and $203 million, respectively.

In connection with vesting and release of RSUs and PSUs, the tax benefits realized by the company for the years ended December 31, 2014, 2013 and 2012 were $222 million, $312 million and $454 million, respectively.

Stock Options

Stock options are awards which allow the employee to purchase shares of the company’s stock at a fixed price. Stock options are granted at an exercise price equal to the company’s average high and low stock price on the date of grant. These awards, which generally vest 25 percent per year, are fully vested four years from the date of grant and have a contractual term of 10 years.

The company estimates the fair value of stock options at the date of grant using the Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the company’s stock, the risk-free rate and the company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the company.

During the years ended December 31, 2014, 2013 and 2012, the company did not grant stock options.

The following table summarizes option activity under the Plans during the years ended December 31, 2014, 2013 and 2012.

	2014		2013		2012
	Weighted-	Number of	Weighted-	Number of	Weighted-	Number of
	Average	Shares	Average	Shares	Average	Shares
	Exercise Price	Under Option	Exercise Price	Under Option	Exercise Price	Under Option
Balance at January 1	$97	5,622,951	$94	11,389,721	$90	20,662,322
Options exercised	97	(3,740,252)	90	(5,585,127)	86	(9,080,170)
Options canceled/expired	95	(131,750)	86	(181,643)	75	(192,431)
Balance at December 31	$97	1,750,949	$97	5,622,951	$94	11,389,721
Exercisable at December 31	$97	1,750,949	$97	5,622,951	$94	11,389,721

The shares under option at December 31, 2014 were in the following exercise price ranges:

	Options Outstanding and Exercisable
				Weighted-Average
	Weighted-	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$85 and under	$83	351,690	$27,409,244	1.2
$86 and over	100	1,399,259	84,243,181	0.7
	$97	1,750,949	$111,652,425	0.8

Exercises of Employee Stock Options

The total intrinsic value of options exercised during the years ended December 31, 2014, 2013 and 2012 was $323 million, $614 million and $1,005 million, respectively. The total cash received from employees as a result of employee stock option exercises for the years ended December 31, 2014, 2013 and 2012 was approximately $364 million, $505 million and $785 million, respectively. In connection with these exercises, the tax benefits realized by the company for the years ended December 31, 2014, 2013 and 2012 were $107 million, $199 million and $341 million, respectively.

The company settles employee stock option exercises primarily with newly issued common shares and, occasionally, with treasury shares. Total treasury shares held at December 31, 2014 and 2013 were approximately 1,225 million and 1,153 million shares, respectively.

Acquisitions

In connection with various acquisition transactions, there was an additional 0.5 million shares of stock-based awards, consisting of stock options and restricted stock units, outstanding at December 31, 2014, as a result of the company’s assumption of stock-based awards previously granted by the acquired entities. The weighted-average exercise price of these awards was $56 per share.

IBM Employees Stock Purchase Plan

The company maintains a non-compensatory Employees Stock Purchase Plan (ESPP). The ESPP enables eligible participants to purchase full or fractional shares of IBM common stock at a 5-percent discount off the average market price on the day of purchase through payroll deductions of up to 10 percent of eligible compensation. Eligible compensation includes any compensation received by the employee during the year. The ESPP provides for offering periods during which shares may be purchased and continues as long as shares remain available under the ESPP, unless terminated earlier at the discretion of the Board of Directors. Individual ESPP participants are restricted from purchasing more than $25,000 of common stock in one calendar year or 1,000 shares in an offering period.

Employees purchased 1.3 million, 1.5 million and 1.6 million shares under the ESPP during the years ended December 31, 2014, 2013 and 2012, respectively. Cash dividends declared and paid by the company on its common stock also include cash dividends on the company stock purchased through the ESPP. Dividends are paid on full and fractional shares and can be reinvested. The company stock purchased through the ESPP is considered outstanding and is included in the weighted-average outstanding shares for purposes of computing basic and diluted earnings per share.

In July 2014, the “2014 ESPP Reserve” became effective and 25 million additional shares of authorized common stock were reserved and approved for issuance. The 2014 ESPP provides for semi-annual offerings commencing July 1, 2014, and continuing as long as shares remain available under the ESPP, unless terminated earlier at the discretion of the Board of Directors.

Approximately 24.4 million, 2.3 million and 3.8 million shares were available for purchase under the ESPP at December 31, 2014, 2013 and 2012, respectively.